Condensed Interim Consolidated Statements of Changes In Shareholders' Equity (Parenthetical)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Interim Consolidated Statements of Changes in Shareholders' Equity [Abstract]
Shares held by the subsidiary	14,971	14,971	14,971